Convertible Loans (Details 2)	9 Months Ended
Feb. 28, 2017 $ / shares
Short-term Debt [Line Items]
Conversion price	$ 0.002
Minimum [Member]
Short-term Debt [Line Items]
Stock price	$ 0.0047
Volatility (annual)	249.00%
Risk-free rate	0.51%
Years to maturity	29 days
Maximum [Member]
Short-term Debt [Line Items]
Stock price	$ 0.0325
Volatility (annual)	395.00%
Risk-free rate	0.90%
Years to maturity	1 year
Initial Valuation [Member] | Minimum [Member]
Short-term Debt [Line Items]
Stock price	$ 0.52
Conversion price	$ 0.14
Volatility (annual)	324.00%
Risk-free rate	0.51%
Years to maturity	9 months 3 days
Initial Valuation [Member] | Maximum [Member]
Short-term Debt [Line Items]
Stock price	$ 0.74
Conversion price	$ 0.27
Volatility (annual)	335.00%
Risk-free rate	0.52%
Years to maturity	1 year